Condensed Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (17,146)	$ (13,522)	$ (28,916)	$ (24,123)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	55	53	105	127
Stock-based compensation	789	622	1,143	1,345
Accretion of discount and amortization of premiums on marketable securities	7	111	204	127
Non-cash lease expense	200	322	522	829
Other	0	6	6	(1)
Changes in current assets and liabilities:
Prepaid expenses and other current assets	82	(767)	(352)	312
Other assets	(104)	(110)	(168)	0
Accounts payable	2,058	(708)	841	813
Accrued expenses	(865)	122	1,521	(444)
Deferred revenue	991	764	1,723	1,887
Lease liabilities	(209)	(325)	(531)	(829)
Net cash used in operating activities	(14,142)	(13,432)	(23,902)	(19,957)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(43)	(54)	(54)	0
Purchases of marketable securities	(14,985)	(20,179)	(20,179)	(67,344)
Sales of marketable securities	17,947	30,530	42,257	43,183
Net cash provided by investing activities	2,919	10,297	22,024	(24,161)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of deferred transaction costs	(649)	0	(61)	(280)
Proceeds from exercise of stock options	73	24	98	15
Proceeds from issuance of convertible preferred stock, net of issuance costs			0	13,162
Net cash provided by (used in) financing activities	(576)	24	37	12,897
Net (decrease) increase in cash and cash equivalents	(11,799)	(3,111)	(1,841)	(31,221)
Cash and cash equivalents, beginning of period	23,443	25,284	25,284	56,505
Cash and cash equivalents, end of period	$ 11,644	$ 22,173	23,443	25,284
NONCASH INVESTING AND FINANCING ACTIVITIES:
Deferred offering costs in other accrued liabilities			364	0
Purchase of equipment included in accounts payable			43	54
Impact of right-of-use assets and lease liabilities upon adoption of ASC 842			$ 0	$ 1,707